Stock-based Compensation - Summary of RSU Activity (Details) - 2013 Equity Incentive Plan	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
Restricted Stock Units information
Period for unrecognized compensation expense related to unvested options yet has not been recognized	3 months 18 days
RSU
NUMBER OF SHARES
Unvested at beginning of period | shares	117,157
Vested | shares	(10,443)
Forfeited | shares	(58,581)
Unvested at end of period | shares	48,133
WEIGHTED-AVERAGE GRANT DATE FAIR VALUE
Unvested at beginning of period | $ / shares	$ 3.81
Vested | $ / shares	3.81
Forfeited | $ / shares	3.81
Unvested at end of period | $ / shares	$ 3.81
RSU | Employees
Restricted Stock Units information
Vesting period	4 years
Unrecognized compensation expense related to unvested service RSUs | $	$ 9,541